Investment Objectives and Goals - Becker Equity Fund	Feb. 28, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Becker Equity Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the Becker Equity Fund (the “Fund”) is long-term capital appreciation.